2. SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Practices Tables
Property and Equipment

Property and equipment is depreciated using the straight-line method over the following estimated useful lives:

Asset Category	Estimated Useful Life
Office Furniture and Equipment	5 years
Computer Equipment and Software	3 years

Fair value of stock options granted

The fair value of stock options granted was calculated with the following assumptions:

	2012	2011
Risk-free interest rate	0.43-1.27%	0.28-0.77%
Expected dividend yield	0%	0%
Volatility factor	85 - 90%	90%
Expected life of option	3.5-7.0 years	4.75-5.0 years